CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Statement [Line Items]
Balance — December 31, 2021
Beginning balance, shares
Net income
Change in value of common stock subject to redemption
Balance — December 31, 2022 (As Restated)
Ending balance, shares
Class B Common Stock [Member]
Statement [Line Items]
Balance — December 31, 2021	$ 690	$ 690
Beginning balance, shares	6,900,000	6,900,000
Net income
Change in value of common stock subject to redemption
Balance — December 31, 2022 (As Restated)	$ 690	$ 690
Ending balance, shares	6,900,000	6,900,000
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance — December 31, 2021
Net income
Change in value of common stock subject to redemption
Balance — December 31, 2022 (As Restated)
Retained Earnings [Member]
Statement [Line Items]
Balance — December 31, 2021	(21,094,439)	(30,302,323)
Net income	8,346,820	9,207,884
Change in value of common stock subject to redemption	9,031,545
Balance — December 31, 2022 (As Restated)	(3,716,074)	(21,094,439)
Balance — December 31, 2021	(21,093,749)	(30,301,633)
Net income	8,346,820	9,207,884
Change in value of common stock subject to redemption	9,031,545
Balance — December 31, 2022 (As Restated)	$ (3,715,384)	$ (21,093,749)